Note	6 Months Ended
Sep. 30, 2024
Note
Note

12. Note due to related parties

On September 24, 2024, the Company entered into a Promissory Note Purchase Agreement (the “Agreement”) with Mr. Xuejun Ji, a major shareholder of the Company, Mr. Peng Wang, a director of the Board of the Company (the “Board”) and Mr. Bin Fu, Chairman of the Board and Chief Executive Officer of the Company (the “Purchasers”). Pursuant to the Agreement, the Company sold Promissory Notes to the Purchasers with a principal amount of $1,000,000 and a term of twelve (12) months (the “Notes”). The Notes bear interest at the rate of 6% per annum, which are payable on September 23, 2025. By the end of September 30, 2024, the Company only received the principal amount of $100,000 from Bin Fu, and accrued related interest for the amount of $115. In October 2024, the Company received another $100,000 from Bin Fu. The Company expects to receive the remaining of $800,000 from the other two purchasers according to Agreement by the end of January 2025.